Summary of Significant Accounting Policies (Details 4)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
China, Yuan Renminbi
Period/year end exchange rate	6.71111	6.61843	6.89053
Period/annual average exchange rate	6.71075	6.50682	6.729145
Hong Kong, Dollars
Period/year end exchange rate	7.84934	7.77047	7.77047
Period/annual average exchange rate	7.84162	7.75883	7.75883